Gain (loss) on Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial assets at fair value through profit or loss	$ 1,112	$ 2,661
Gains (losses) on financial liabilities at fair value through profit or loss	(17,279)	(15,739)
Gains (losses) on financial assets and liabilities at fair value through profit or loss	(16,167)	(13,078)
Gold Notes
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial liabilities at fair value through profit or loss	(20,275)	(8,950)
Convertible Debentures
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial liabilities at fair value through profit or loss	565	(1,032)
Unlisted Warrants
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial liabilities at fair value through profit or loss	466	401
Listed Warrants
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial liabilities at fair value through profit or loss	1,965	(6,158)
Denarius Common Shares
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial assets at fair value through profit or loss	895	2,662
Denarius Convertible Debenture
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial assets at fair value through profit or loss	2,071	0
Denarius Warrants
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial assets at fair value through profit or loss	(98)	0
Embedded derivative asset in Senior Notes
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial assets at fair value through profit or loss	(1,760)	0
Other Gain (Loss) on Financial Instruments
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial assets at fair value through profit or loss	$ 4	$ (1)